15. RESTRICTED CASH	12 Months Ended
Dec. 31, 2018
Restricted Cash
RESTRICTED CASH
	Maturity (1)	Currency	Average interest rate (p.a.)	12.31.18	12.31.17

Bank deposit certificates (2)	1.81	R$	6.70%	504.5	326.4
National treasury certificates (3)	1.25	R$	19.55%	233.7	190.2
Bank deposit (4)	-	US$	-	21.0	19.0
Time Deposit (5)	1.47	US$	3.89%	102.4	-
				861.6	535.6

Current				277.3	127.8
Non-current				584.3	407.8

(1)	Weighted average maturity in years.
(2)	The deposit was pledged as collateral in the disposal of the dairy segment to Groupe Lactalis (“Parmalat”) with maturity in 2021 and by the transaction of total return swap, with maturity in 2019 (note 4.4.ii.d) and the sale of company Gale.
(3)	The national treasury certificates, which mature in 2020, are pledged as collateral for the loan obtained through the Special Program Asset Restructuring (“PESA”) (note 18).
(4)	Deposit linked to operations in the international market.
(5)	Time Deposit linked to operations of Credit Export Notes (NCE).